Income Taxes (Tables)	12 Months Ended
Mar. 31, 2012
Income Before Income Taxes And Equity Earnings

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Income before income taxes and equity in income of an affiliated company:
Japan	¥11,507	¥8,756	¥31,066	$377,978
Foreign	5,615	10,326	8,960	109,016

Total	¥17,122	¥19,082	¥40,026	$486,994

Income taxes—Current:
Japan	¥5,446	¥5,413	¥12,538	$152,549
Foreign	1,731	1,906	1,579	19,211

Total	¥7,177	¥7,319	¥14,117	$171,760

Income taxes—Deferred:
Japan	¥(404)	¥(1,557)	¥2,574	$31,317
Foreign	(3,173)	639	250	3,043

Total	¥(3,577)	¥(918)	¥2,824	$34,360

Significant Components Of Total Income Taxes

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Income taxes on continuing operations before equity in net income (loss) of an affiliated company and net income attributable to the noncontrolling interest	¥3,600	¥6,401	¥16,941	$206,120
Equity in net income (loss) of an affiliated company	11	(6)	22	268
Income tax expense (benefit) reported in other comprehensive income related to:
Net unrealized gains (losses) on available-for-sale securities	(6)	(33)	(0)	(0)
Foreign currency translation adjustment	—	—	43	523
Pension liability adjustment	(40)	(122)	196	2,385

Total income taxes	¥3,565	¥6,240	¥17,202	$209,296

Reconciliations Of Differences Between Statutory Income Tax Rates And Effective Income Tax Rates

	2010	2011	2012
Statutory income tax rate	40.9%	40.9%	40.9%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	2.7	1.8	1.0
Non-taxable income	(0.0)	(0.1)	(0.1)
Change in valuation allowance	(22.4)	1.5	(1.7)
Dividend of overseas subsidiaries	0.3	0.7	0.4
Adjustment of estimated income tax accruals	(0.4)	1.4	(0.5)
Unrecognized tax benefits	—	(4.3)	0.0
Tax credit	(1.4)	(5.4)	(1.1)
Effect of tax rate changes	—	—	3.0
Other, net	1.3	(2.9)	0.4

Effective income tax rate	21.0%	33.6%	42.3%

Effects Of Temporary Differences That Give Rise To Deferred Tax Assets And Liabilities

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Deferred tax assets:
Accrued enterprise taxes	¥632	¥1,091	$13,274
Accrued expenses	3,399	3,210	39,056
Accrued pension and severance costs	1,443	813	9,892
Allowance for doubtful accounts	372	224	2,725
Inventories	17,984	15,733	191,422
Net operating loss carryforwards	16,758	14,401	175,216
Property and equipment basis differences	4,418	3,596	43,752
Asset retirement obligations	1,372	1,314	15,987
Deferred revenue	416	767	9,332
Investments in affiliate	1,547	1,354	16,474
Other	3,661	2,294	27,911

Gross deferred tax assets	52,002	44,797	545,041
Less valuation allowance	(12,275)	(10,330)	(125,684)

Total deferred tax assets	39,727	34,467	419,357
Deferred tax liabilities:
Intangible assets	(17,075)	(14,809)	(180,180)
Investments in subsidiaries	(1,040)	(1,123)	(13,663)
Other	(1,312)	(1,479)	(17,995)

Gross deferred tax liabilities	(19,427)	(17,411)	(211,838)

Net deferred tax assets	¥20,300	¥17,056	$207,519

Net Deferred Tax Assets Included In Consolidated Balance Sheets

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Current assets:
Deferred income taxes, net	¥23,239	¥20,503	$249,458
Investments and other assets:
Deferred income taxes, net	2,934	976	11,875
Current liabilities:
Other current liabilities, net	(370)	(399)	(4,854)
Long-term liabilities:
Deferred income taxes, net	(5,503)	(4,024)	(48,960)

Net deferred tax assets	¥20,300	¥17,056	$207,519

Summary Of Operating Loss Carryforwards

Millions of Yen
Year ending March 31
2013	¥2,546
2014	5,563
2015	5,701
2018	8,848
2019	13,701
2020	2,468
2021 and thereafter	8,813

Total	¥47,640

Reconciliation Of Beginning And Ending Amount Of Unrecognized Tax Benefits

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Balance at beginning of year	¥706	¥706	—	—
Additions for tax positions of prior years	—	—	¥1,006	$12,240
Settlements with taxing authorities	—	¥(706)	—	—

Balance at end of year	¥706	—	¥1,006	$12,240